UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Actual	.25%	$ 1,000.00	$ 1,049.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	17.9	17.8
California	15.6	16.1
Texas	10.0	10.7
New York	9.2	9.6
Florida	8.5	8.8
Top Five Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.1	33.8
Health Care	19.0	19.5
Transportation	10.4	10.6
Water & Sewer	10.2	10.5
Electric Utilities	7.6	7.2
Weighted Average Maturity as of July 31, 2014
		6 months ago
Years	6.2	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2014
6 months ago
Years	7.2	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
AAA 4.7%	AAA 5.8%
AA,A 80.1%	AA,A 80.6%
BBB 7.9%	BBB 8.9%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.4%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,315,986
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	879,872
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,180
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (c)	585,000	588,604
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,150,590
		5,033,232
Arizona - 2.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,154,010
5.25% 10/1/20 (FSA Insured)	2,600,000	3,025,776
5.25% 10/1/23 (FSA Insured)	5,000,000	5,768,300
5.25% 10/1/26 (FSA Insured)	1,000,000	1,145,230
5.25% 10/1/28 (FSA Insured)	500,000	554,105
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,088,080
Series 2007 B, 1.0446% 1/1/37 (c)	1,000,000	870,210
Series 2008 D, 5.5% 1/1/38	3,400,000	3,619,776
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,742,350
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22 (Pre-Refunded to 9/1/14 @ 100)	1,000,000	1,003,680
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,050,660
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,243,820
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,713,040
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,277,100
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 1% 7/1/21 (b)	375,000	392,355
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,172,149
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 6,245,350
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250,000	4,413,880
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,133,780
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,367,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,121,080
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,888,350
5.5% 12/1/29	2,100,000	2,468,718
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	301,638
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,112,150
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,336,079
		54,208,666
California - 15.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,410,600
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,745,291
California Econ. Recovery Series 2009 A, 5% 7/1/15	2,240,000	2,247,885
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,218,746
Series U6, 5% 5/1/45	8,600,000	10,808,394
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,022
5% 8/1/20	2,745,000	3,040,966
5% 10/1/22	1,500,000	1,764,390
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,250,700
5% 12/1/22	7,810,000	8,907,071
5% 11/1/24	3,000,000	3,399,570
5% 3/1/26	1,000,000	1,067,540
5% 6/1/26	1,085,000	1,125,123
5% 3/1/31	1,700,000	1,808,120
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/31	$ 1,200,000	$ 1,300,140
5% 9/1/32	1,400,000	1,515,010
5% 9/1/33	2,900,000	3,131,971
5% 9/1/35	450,000	485,217
5.25% 9/1/23	8,500,000	10,238,590
5.25% 12/1/33	35,000	35,130
5.25% 4/1/35	4,300,000	4,891,035
5.25% 3/1/38	2,525,000	2,769,900
5.25% 11/1/40	1,100,000	1,244,496
5.5% 8/1/27	3,200,000	3,748,512
5.5% 8/1/29	4,300,000	4,976,691
5.5% 4/1/30	5,000	5,021
5.5% 3/1/40	600,000	679,392
5.6% 3/1/36	300,000	347,580
6% 3/1/33	5,850,000	7,153,965
6% 4/1/38	3,100,000	3,642,469
6% 11/1/39	11,280,000	13,482,194
6.5% 4/1/33	5,050,000	6,168,474
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,160,000	1,204,416
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,033,250
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	55,234
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,650,090
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,230,358
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,226,256
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,142,307
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,679,600
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,099,170
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,062,347
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	$ 2,000,000	$ 2,214,840
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,048,980
(Various Cap. Proj.) Series 2012 A, 5% 4/1/24	6,500,000	7,586,215
(Various Cap. Projs.) Series 2012 G, 5% 11/1/25	1,500,000	1,743,630
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,656,452
5% 12/1/23	2,600,000	3,043,742
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,051,930
Series 2005 H, 5% 6/1/18	1,000,000	1,037,460
Series 2005 K, 5% 11/1/16	1,300,000	1,372,657
Series 2009 G1, 5.75% 10/1/30	835,000	963,724
Series 2009 I:
6.125% 11/1/29	500,000	595,770
6.375% 11/1/34	1,400,000	1,660,988
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,928,135
5.75% 11/1/27	5,600,000	6,580,784
6% 11/1/40	5,400,000	6,321,078
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,621,016
Series 2005 A, 5.25% 7/1/24	1,035,000	988,756
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,261,399
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,131,920
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,063,542
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	3,700,000	3,765,268
5% 6/1/45	1,000,000	1,017,640
Series 2013 A, 5% 6/1/29	2,500,000	2,758,450
5% 6/1/45 (FSA Insured)	65,000	66,232
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,450,672
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,663,875
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 10,000,000	$ 11,958,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	600,000	626,550
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,320,500
5% 3/1/25	1,000,000	1,144,020
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,354,452
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,221,415
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,620,400
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,094,200
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,589,250
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,224,417
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,194,730
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,120,960
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,502,261
5% 5/1/24	1,510,000	1,680,509
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,136,940
Series 2012, 5% 1/15/27	4,865,000	5,401,123
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,336,261
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,708,875
5% 2/1/24	2,915,000	3,307,621
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,393,780
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	601,549
Series B:
0% 8/1/33	4,350,000	1,910,651
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/37	$ 8,000,000	$ 2,768,240
0% 8/1/38	4,225,000	1,386,223
0% 8/1/39	7,220,000	2,250,330
0% 8/1/40	1,100,000	321,464
0% 8/1/41	4,900,000	1,362,151
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	4,485,000	4,477,645
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	896,128
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,123,025
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,069,550
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,171,650
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,216,982
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,313,710
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	528,827
0% 7/1/36	10,050,000	3,655,889
0% 7/1/37	5,105,000	1,753,568
0% 7/1/39	3,500,000	1,081,885
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,147,796
0% 7/1/49	9,300,000	1,693,251
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,060,436
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,183,750
5% 6/1/27	1,000,000	1,155,650
5% 6/1/32	10,000,000	11,210,200
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,557,384
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,985,634
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,845,894
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Marcos Unified School District: - continued
Series 2010 B, 0% 8/1/47	$ 3,700,000	$ 768,823
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,208,464
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,718,400
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	883,970
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,174,224
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	172,131
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,064,347
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	603,930
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	982,685
Series 2009 O:
5.25% 5/15/39	1,000,000	1,138,060
5.75% 5/15/30	5,700,000	6,734,778
5.75% 5/15/34	3,060,000	3,562,085
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,957,346
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,294,740
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	571,712
Series 2009 A:
5.125% 7/1/17	205,000	225,186
5.25% 7/1/18	230,000	259,700
5.5% 7/1/19	390,000	449,530
6% 7/1/29	1,000,000	1,086,850
Series 2010 A, 5.25% 7/1/30	1,900,000	2,013,506
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,342,980
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/27	$ 5,000,000	$ 5,709,500
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	728,670
		384,911,231
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,062,970
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,807,480
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,767,175
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,169,640
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,762,602
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,076,860
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,167,026
Series 2010 A, 0% 9/1/41	3,400,000	871,998
Series 2010 C, 5.375% 9/1/26	1,000,000	1,096,590
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,465,200
		17,247,541
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,569,852
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,682,550
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,502,730
Series B, 4.75% 6/1/32	800,000	847,032
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,186,826
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	$ 5,825,000	$ 2,665,171
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,724,972
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,901,400
		22,080,533
Florida - 8.5%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,096,740
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,352,240
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,225,500
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,830
Series 2012 A, 5% 7/1/24	8,830,000	10,192,116
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,534,040
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,407,600
Series 2011 A1, 5% 6/1/20	1,000,000	1,163,480
Series 2012 A1, 5% 6/1/21	3,100,000	3,636,269
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,160,432
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,109,991
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,860,088
Series 2011 E, 5% 6/1/24	2,385,000	2,824,079
Series A, 5.5% 6/1/38	700,000	792,309
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,561,304
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,451,681
Series 2008 A, 5.25% 7/1/37	1,000,000	1,117,310
Series 2011 B, 5% 7/1/23	3,600,000	4,290,732
Series 2012 A, 5% 7/1/25	3,300,000	3,909,807
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,282,298
Series 2009 A, 6.25% 10/1/31	1,000,000	1,175,010
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	$ 495,000	$ 524,185
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	323,834
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	138,028
Series 2006 G:
5% 11/15/16	95,000	104,532
5.125% 11/15/18	965,000	1,065,022
Series 2008 B, 6% 11/15/37	5,000,000	5,700,700
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,119,540
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,992,990
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,515,776
Series Three 2010 D, 5% 10/1/38	2,800,000	3,001,796
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,630,048
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,694,910
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	913,952
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,152,880
5.5% 10/1/41	1,500,000	1,673,550
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,723,784
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,160,170
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,505,042
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,496,845
Series 2014 A:
5% 7/1/25	1,430,000	1,660,173
5% 7/1/27	1,000,000	1,136,280
5% 7/1/28	2,225,000	2,512,225
5% 7/1/29	1,010,000	1,133,170
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	$ 1,500,000	$ 1,661,370
Series 2011 B, 5.625% 5/1/31	2,195,000	2,482,567
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	913,509
5% 7/1/42	800,000	865,568
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,249,680
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,446,528
5.75% 10/1/43	1,000,000	1,074,250
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,846,850
Series 2012 A, 5% 10/1/42	6,315,000	6,488,347
Series 2012 B, 5% 10/1/42	2,500,000	2,568,625
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,360,485
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,101,160
Series 2009 B, 5% 10/1/33	6,200,000	6,816,838
Series 2012 A, 5% 10/1/24	1,450,000	1,780,600
Series 2013 A:
5% 10/1/24	2,300,000	2,824,400
5% 10/1/25	1,800,000	2,212,020
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
5% 8/1/22	2,000,000	2,380,780
5% 8/1/23	3,550,000	4,244,735
5% 8/1/24	1,500,000	1,798,830
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,708,680
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,835,464
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,587,661
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,852,890
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	$ 1,315,000	$ 1,430,496
5% 7/1/17	4,385,000	4,912,866
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	208,120
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,621,478
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,220,187
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,021,959
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	953,897
		210,579,128
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	15,141,321
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,056,447
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	3,000,000	3,017,370
2.2%, tender 4/2/19 (c)	5,900,000	5,978,470
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,569,074
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,598,840
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,112,860
6.125% 9/1/40	3,665,000	3,880,429
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,124,010
5.25% 10/1/41	1,900,000	2,120,229
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,916,050
Series 2013, 5% 1/1/32	10,000,000	11,254,400
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,679,960
Series C, 5% 1/1/22	2,900,000	3,423,827
Series GG, 5% 1/1/23	1,600,000	1,910,880
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	$ 1,225,000	$ 1,427,101
Series S, 5% 10/1/24	1,575,000	1,807,470
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,583,893
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,728,229
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,041,670
		77,372,530
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,187,223
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,148,484
		9,335,707
Illinois - 17.9%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	894,195
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	2,793,420
Series 2012 A, 5% 12/1/42	7,100,000	6,952,036
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	954,176
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,427,384
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,154,101
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,775,301
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,258
Series 2007 A, 5% 1/1/37 (FSA Insured)	10,000,000	10,069,300
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,493,031
Series 2008 C, 5% 1/1/34	680,000	689,085
Series 2009 A:
5% 1/1/22	1,500,000	1,616,790
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 A:
5% 1/1/27 (FSA Insured)	$ 1,900,000	$ 2,016,128
Series 2009 C, 5% 1/1/23	1,285,000	1,359,787
Series 2011 A, 5% 1/1/40	4,125,000	4,131,518
Series 2012 A:
5% 1/1/33	2,175,000	2,213,954
5% 1/1/34	1,045,000	1,060,456
Series 2012 C, 5% 1/1/23	500,000	546,495
Series A, 5.5% 1/1/17	1,480,000	1,633,047
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,277,988
Series 2011 C, 6.5% 1/1/41	6,585,000	7,834,306
Series 2013 D, 5% 1/1/27	5,175,000	5,840,350
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,259,243
5.25% 1/1/40	1,300,000	1,392,495
Series 2013 A:
5.5% 1/1/33	1,000,000	1,135,890
5.75% 1/1/38	2,400,000	2,740,584
Series 2014 B:
5% 1/1/24	1,000,000	1,165,490
5% 1/1/25	1,000,000	1,155,720
Series 2014 C, 5% 1/1/28	2,000,000	2,260,860
Series 2014 D, 5% 1/1/20 (d)	1,000,000	1,134,560
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	12,858,720
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,075,990
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,295,412
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,070,920
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,488,255
5.25% 11/1/38	9,150,000	9,587,645
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,270,840
5% 12/1/24	1,000,000	1,123,470
5.25% 12/1/25	1,450,000	1,662,701
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,416,899
5% 12/15/37	1,000,000	1,065,450
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	$ 300,000	$ 304,248
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,114,240
Series 2010 A, 5.25% 11/15/33	13,180,000	14,085,861
Series 2011 A, 5.25% 11/15/28	1,625,000	1,793,041
Series 2012 C:
5% 11/15/23	4,375,000	5,046,650
5% 11/15/24	3,500,000	4,012,330
5% 11/15/25	7,000,000	7,866,250
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,762,899
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,503,306
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	498,955
5.5% 5/1/15 (Escrowed to Maturity)	520,000	540,535
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,492,040
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,533,800
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,266,782
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,518,365
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,251,536
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,964,657
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,205,000	2,261,845
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,228,393
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,948,288
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,170,270
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,600,000	8,435,696
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	$ 6,060,000	$ 7,378,232
Series 2010 A, 6% 5/1/28	5,300,000	5,781,611
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30	1,865,000	2,195,254
Series 2009 C, 6.625% 11/1/39	2,300,000	2,569,675
Series 2009 D, 6.625% 11/1/39	2,300,000	2,569,675
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595,000	3,907,909
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	6,825,000	7,449,556
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	700,000	733,915
6% 8/15/23	1,000,000	1,092,760
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,239,144
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,229,264
Series 2008 A:
5.625% 1/1/37	9,975,000	10,722,626
6% 2/1/23 (AMBAC Insured)	400,000	443,528
Series 2009 A, 7.25% 11/1/38	2,880,000	3,374,899
Series 2009:
6.875% 8/15/38	150,000	171,665
7% 8/15/44	6,210,000	7,111,630
Series 2010 A:
5.5% 8/15/24	1,030,000	1,131,084
5.75% 8/15/29	700,000	765,282
Series 2010, 5.25% 8/15/36	1,365,000	1,448,825
Series 2012 A:
5% 5/15/19	1,000,000	1,146,830
5% 5/15/23	700,000	764,442
Series 2012:
4% 9/1/32	3,000,000	2,678,610
5% 9/1/22	800,000	898,680
5% 9/1/32	4,000,000	4,175,280
5% 9/1/38	5,400,000	5,533,110
5% 11/15/43	1,640,000	1,678,950
Series 2013:
5% 11/15/24	1,115,000	1,237,617
5% 11/15/27	400,000	437,360
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2013:
5% 5/15/43	$ 3,700,000	$ 3,694,117
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,670
Series 2006:
5% 1/1/19	1,500,000	1,662,750
5.5% 1/1/31	1,000,000	1,104,040
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	987,768
5% 1/1/23 (FSA Insured)	2,100,000	2,276,442
Series 2012 A, 5% 1/1/33	1,700,000	1,735,768
Series 2012:
5% 8/1/19	900,000	1,002,681
5% 8/1/21	740,000	812,135
5% 3/1/23	1,500,000	1,606,230
5% 8/1/23	1,675,000	1,818,866
5% 3/1/36	1,000,000	1,015,710
Series 2013, 5.5% 7/1/38	2,000,000	2,128,720
Series 2014:
5% 2/1/23	1,850,000	2,011,191
5.25% 2/1/29	3,900,000	4,154,865
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,260,881
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,043,360
5.25% 5/15/32 (FSA Insured)	590,000	615,582
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,712,800
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (Pre-Refunded to 6/15/15 @ 100)	3,000,000	3,124,890
Series 2010, 5% 6/15/15	4,300,000	4,475,569
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38	20,000,000	21,802,600
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,456,546
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	982,113
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,958,697
0% 11/1/20 (FSA Insured)	3,850,000	3,185,490
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,025,000	$ 3,938,444
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	910,000	868,495
0% 12/1/17 (Escrowed to Maturity)	90,000	87,470
6.5% 1/1/20 (AMBAC Insured)	310,000	381,846
6.5% 1/1/20 (Escrowed to Maturity)	535,000	677,198
6.5% 1/1/20 (Escrowed to Maturity)	55,000	69,455
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	256,706
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	820,579
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,785,950
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,056,080
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,121,904
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	5,663,567
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	3,532,605
0% 6/15/44 (FSA Insured)	19,125,000	4,141,136
0% 6/15/45 (FSA Insured)	12,145,000	2,490,940
0% 6/15/46 (FSA Insured)	2,335,000	450,725
0% 6/15/47 (FSA Insured)	5,660,000	1,030,912
Series 2012 B:
0% 12/15/41	4,600,000	1,129,162
0% 12/15/51	5,900,000	800,040
5% 6/15/52	7,100,000	7,423,334
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,147,325
0% 6/15/15	2,760,000	2,737,810
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,881,588
0% 6/15/15 (Escrowed to Maturity)	605,000	603,905
0% 6/15/16 (Escrowed to Maturity)	475,000	471,480
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,125,000	$ 1,097,584
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,026,449
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Pre-Refunded to 12/1/14 @ 100)	1,900,000	1,929,982
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,696,066
Series 2009 A, 5.75% 4/1/38	4,870,000	5,529,252
Series 2010 A:
5% 4/1/25	1,700,000	1,916,104
5.25% 4/1/30	1,020,000	1,145,858
Series 2013:
6% 10/1/42	1,935,000	2,150,714
6.25% 10/1/38	1,900,000	2,157,811
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	505,000	503,940
0% 11/1/16 (Escrowed to Maturity)	420,000	415,796
0% 11/1/16 (FSA Insured)	1,280,000	1,245,338
0% 11/1/18 (Escrowed to Maturity)	945,000	903,590
0% 11/1/18 (FSA Insured)	4,085,000	3,770,332
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,199,081
0% 11/1/19 (FSA Insured)	8,310,000	7,341,220
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (Escrowed to Maturity)	1,605,000	1,603,379
0% 1/1/15 (FSA Insured)	2,675,000	2,656,676
		443,108,959
Indiana - 2.9%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,354,320
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,116,390
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	1,000,000	1,048,040
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,655,174
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,876,548
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	$ 1,000,000	$ 1,021,540
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,801,809
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,847,118
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,111,640
5% 3/1/30	500,000	538,805
5% 3/1/41	2,590,000	2,706,032
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,698,400
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,388,350
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,600,000	1,600,000
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,855,776
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	932,096
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	994,254
5% 10/1/37	1,700,000	1,876,953
Series 2014 A:
5% 10/1/25	1,200,000	1,428,408
5% 10/1/26	1,750,000	2,062,778
5% 10/1/27	1,750,000	2,051,035
Series 2011 A, 5.25% 10/1/26	1,000,000	1,164,880
Series 2011 B, 5% 10/1/41	2,000,000	2,137,400
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	963,820
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,880
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,075,732
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,728,457
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,082,070
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,645,500
5% 1/15/30	4,300,000	4,797,897
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,411,186
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,471
		72,833,759
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	657,891
Lawrence Hosp. Rev. Series 2006, 5.25% 7/1/15	200,000	209,020
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,775,448
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	400,000	450,840
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,141,540
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,537,173
		8,771,912
Kentucky - 0.6%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,314,236
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	5,000,000	5,420,700
Series 2010 A, 5% 2/1/30	1,605,000	1,668,943
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,402,883
5.75% 10/1/38	3,105,000	3,455,027
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,132,700
		14,394,489
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	$ 800,000	$ 909,664
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,619,730
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,164,193
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,500
Series 2012:
5% 12/1/24	2,455,000	2,709,436
5% 12/1/25	2,400,000	2,637,840
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,831,650
5.5% 5/15/29	5,000,000	5,477,650
		22,403,663
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,970,658
Maine Tpk. Auth. Tpk. Rev. Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,170,446
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,625,415
		4,766,519
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,062,130
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	1,939,596
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	480,000	499,819
6% 1/1/38	4,200,000	4,552,422
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,129,843
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,452,752
Series 2010, 5.625% 7/1/30	1,100,000	1,136,993
		11,773,555
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	$ 1,000,000	$ 1,170,000
4% 11/15/17	3,700,000	3,700,962
5.5% 7/1/44	2,600,000	2,752,542
Massachusetts Gen. Oblig. Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,117,182
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,060,680
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,149,040
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,248,400
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,890,000	3,181,081
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,137,532
		23,517,419
Michigan - 3.1%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,694,685
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	845,976
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,254,897
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,089,416
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,630
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,724,883
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,561,410
7% 7/1/36 (FSA Insured)	1,400,000	1,517,866
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Pre-Refunded to 10/1/14 @ 100)	1,395,000	1,405,518
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,228,560
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,126,280
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	$ 800,000	$ 861,144
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,511,069
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,106,890
5.5% 10/15/45	2,000,000	2,200,260
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,350,000	2,215,110
5% 6/1/20	750,000	846,210
5% 6/1/27	1,100,000	1,161,094
5% 6/1/39	2,400,000	2,418,384
Series 2012:
5% 11/15/36	1,300,000	1,365,507
5% 11/15/42	2,950,000	3,069,416
Series 2013, 5% 8/15/29	3,865,000	4,155,416
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,048,364
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,216,080
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,472,691
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,006,695
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,747,767
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,250,000
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,921,240
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,161,396
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,622,896
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,530,867
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev.: - continued
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	$ 4,640,000	$ 5,383,328
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,030,720
		77,755,665
Minnesota - 1.2%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,808,701
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,032,580
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,712,695
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,149,440
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,240,660
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,407,182
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	717,248
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,156,941
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,380,208
Series 2009, 5.75% 7/1/39	6,690,000	7,347,025
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,048,910
		31,001,590
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,560,720
Missouri - 0.2%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	441,356
5% 9/1/21	295,000	333,223
5% 9/1/22	500,000	563,000
5% 9/1/23	400,000	449,176
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,113,030
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	$ 125,000	$ 125,346
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	970,682
		3,995,813
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.652% 12/1/17 (c)	1,000,000	970,190
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,125,229
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,829,047
		5,924,466
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,624,350
5.625% 7/1/32	10,730,000	12,420,404
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,202,632
Series 2012 B, 5% 6/1/42	3,260,000	3,538,469
		19,785,855
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,087,050
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,248,114
Series 2012:
4% 7/1/23	1,000,000	1,021,060
4% 7/1/32	900,000	847,161
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,361,879
5% 2/1/20	1,300,000	1,515,007
		12,080,271
New Jersey - 1.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	641,862
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	$ 1,500,000	$ 1,682,055
5.25% 6/15/28	1,000,000	1,104,370
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	617,064
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,029,160
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	823,328
Series 2011 EE, 5% 9/1/20	4,650,000	5,292,630
Series 2012, 5% 6/15/21	1,600,000	1,826,864
Series 2013:
5% 3/1/23	4,500,000	5,099,355
5% 3/1/24	6,200,000	7,005,938
5% 3/1/25	700,000	784,875
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	34,756
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,014,352
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,544,595
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	464,500
Series 2008 A, 0% 12/15/35	24,090,000	8,249,861
		40,215,565
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,428,310
New York - 9.2%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,926,232
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	25,000	25,092
Series 2005 F1:
5% 9/1/25	50,000	52,414
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	3,102,250
5.25% 9/1/14	675,000	677,909
Series 2005 G, 5% 8/1/15	2,800,000	2,934,428
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,513,852
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,130,940
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,162,770
Series 2012 A1, 5% 8/1/24	2,720,000	3,159,226
Series 2012 F, 5% 8/1/24	10,525,000	12,296,252
Series 2012 G1, 5% 4/1/25	5,040,000	5,863,234
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	$ 1,065,000	$ 1,197,614
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,071,070
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,021,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	6,163,830
Series 2009 CC, 5% 6/15/34	3,585,000	3,944,755
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,692,007
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,448,048
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,506,725
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,276,311
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,497,788
6% 7/15/38	13,000,000	15,183,350
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,111,325
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,351,056
5.75% 1/15/39	2,500,000	2,840,850
Series S1:
5% 7/15/24	2,000,000	2,347,200
5% 7/15/27	2,000,000	2,299,140
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,679,130
4% 5/15/22	5,000,000	5,594,500
5% 5/15/23	2,000,000	2,366,860
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,837,330
Series 2007 A, 5% 3/15/32	3,900,000	4,255,524
Series 2008 B, 5.75% 3/15/36	5,500,000	6,372,520
Series 2009 A, 5% 2/15/34	1,750,000	1,953,665
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	400,000	432,620
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,555,330
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 A, 5.25% 11/15/36	$ 4,600,000	$ 5,032,032
Series 2008 C, 6.5% 11/15/28	3,600,000	4,273,884
Series 2012 D, 5% 11/15/25	9,500,000	11,087,735
Series 2012 F, 5% 11/15/24	4,600,000	5,391,108
Series 2014 B, 5.25% 11/15/44	2,215,000	2,463,656
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,009,970
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	4,000,000	4,430,720
5% 1/1/26	2,500,000	2,759,575
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,259,060
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,102,350
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	2,047,011
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	4,000,000	4,484,560
5% 6/1/17	3,600,000	4,036,104
Series 2013 B:
5% 6/1/20	4,600,000	4,971,496
5% 6/1/21	2,000,000	2,155,420
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,373,712
		226,723,410
North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,160,860
5% 7/1/22	1,965,000	2,259,888
5% 7/1/23	2,075,000	2,376,518
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,309,524
Series 2012, 5% 11/1/41	1,630,000	1,735,233
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,730,000	4,126,499
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,008,349
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,119,170
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	$ 2,900,000	$ 3,219,696
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,667,940
		21,983,677
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,589,790
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,866,278
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,093,031
		6,549,099
Ohio - 1.6%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	955,593
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,588,965
5% 6/1/17	1,755,000	1,908,317
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,254,328
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,222,946
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,208,200
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,661,300
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,249,885
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,247,452
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	7,900,000	8,226,586
Series 2009 C, 5.625% 6/1/18	700,000	778,162
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,662,976
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	$ 4,000,000	$ 4,310,320
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,510,611
		38,785,641
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,940
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,299,700
5.5% 8/15/22	2,400,000	2,739,480
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,798,529
Series 2012:
5% 2/15/21	955,000	1,116,137
5% 2/15/24	1,800,000	2,055,276
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,327,308
		14,385,370
Oregon - 0.2%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,194,519
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	723,880
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,170,420
		4,088,819
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,400,000	2,409,624
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,145,530
5% 8/15/20	3,000,000	3,457,920
Annville-Cleona School District:
5.5% 3/1/21	345,000	353,490
5.5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	855,000	881,154
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	$ 3,400,000	$ 3,464,192
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,178,740
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,922,836
5% 1/1/23	1,000,000	1,061,050
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	464,684
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,982,336
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,565,914
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	780,976
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,495
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,266
Ninth Series, 5.25% 8/1/40	3,800,000	4,258,850
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,281,188
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,777,950
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,131,170
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	310,902
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,146,420
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,136,975
		35,363,662
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (Pre-Refunded to 9/15/14 @ 100)	1,410,000	1,417,981
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 2.2%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,107,840
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,011,380
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,090,850
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,036,322
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,213,229
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,841,989
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,966,436
Series 2012 C:
5% 12/1/15	3,220,000	3,421,765
5% 12/1/18	7,000,000	8,120,210
Series 2013 E, 5.5% 12/1/53	12,000,000	13,221,600
Series 2014 A, 5.5% 12/1/54	13,000,000	14,358,890
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,758,588
		54,149,099
Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/15	2,525,000	2,654,457
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,642,830
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,792,599
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	635,000	661,543
		6,751,429
Texas - 10.0%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,147,500
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,744,125
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,000,000
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bastrop Independent School District Series 2007:
5.25% 2/15/37	$ 1,000,000	$ 1,084,620
5.25% 2/15/42	3,255,000	3,516,149
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,887,598
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,456,467
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,131,780
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,847,454
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,223,400
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,903,336
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,670,275
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	536,400
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,371,846
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,642,320
Series 2010 A, 5% 11/1/42	5,200,000	5,525,572
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	597,930
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,366,000
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,091,620
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,027,992
Granbury Independent School District 0% 8/1/19	1,000,000	923,570
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	26,800,000	28,582,177
5.5% 4/1/53	2,300,000	2,488,830
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,506,644
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,703,044
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,659,392
5% 7/1/26	3,000,000	3,395,640
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	$ 3,800,000	$ 3,865,740
Series 2005 A, 0% 2/15/16	2,800,000	2,780,848
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	656,700
Lewisville Independent School District 0% 8/15/18	1,025,000	977,174
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,051,370
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	120,000	123,793
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	31,293
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,054,670
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,740,100
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (Pre-Refunded to 2/15/15 @ 100)	1,260,000	1,292,231
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,367,925
Mansfield Independent School District 5.5% 2/15/17	15,000	15,057
McLennan County Jr. College District 5% 8/15/15 (Pre-Refunded to 8/15/14 @ 100)	1,120,000	1,121,512
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,482,768
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,319,501
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,033,400
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,139,520
5% 6/1/25	2,100,000	2,388,771
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,690
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,019,650
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,342,250
Series 2008 A:
6% 1/1/24	1,000,000	1,135,980
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 A:
6% 1/1/25	$ 6,000,000	$ 6,813,780
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,988,133
Series 2009 A, 6.25% 1/1/39	3,000,000	3,458,340
Series 2011 A:
5.5% 9/1/41	5,370,000	6,084,264
6% 9/1/41	2,100,000	2,494,296
Series 2011 D, 5% 9/1/28	4,700,000	5,359,128
Prosper Independent School District Series 2007, 5.375% 8/15/33	2,400,000	2,649,480
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	220,000	236,870
5.25% 2/15/37	580,000	608,669
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	685,590
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,120,710
Series 2012, 5.25% 2/1/25	1,600,000	2,000,400
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,134,649
5% 5/15/26	7,000,000	8,154,440
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,752,740
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,531,392
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,086,410
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,064,204
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	979,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,034,930
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,818,555
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	1,020,000	1,121,276
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	2,375,000	2,447,343
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
4.75% 4/1/35 (Pre-Refunded to 4/1/15 @ 100)	$ 55,000	$ 56,638
5% 4/1/25	1,370,000	1,548,278
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	149,427
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,333,729
0% 9/1/16 (Escrowed to Maturity)	15,000	14,861
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,992,028
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,506,098
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,455,082
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	1,200,000	1,203,720
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25	1,200,000	1,329,468
5% 4/1/26	1,525,000	1,688,694
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,125,490
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	2,085,000	2,257,867
Waller Independent School District 5.5% 2/15/33	5,100,000	5,633,511
		245,965,798
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,906,380
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,985,420
		3,891,800
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,175,145
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,187,713
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 696,948
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	977,472
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	137,653
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,277,080
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,754,900
Series 2009, 5.25% 1/1/42	1,000,000	1,089,160
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,464,444
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,037,425
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,441,000
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,664,829
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,044,250
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,377,050
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,904,540
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,749,675
Series 2010 A, 5.25% 8/15/20	2,325,000	2,665,520
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,217,164
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,618,995
Series 2012 A, 5% 10/1/24	6,700,000	7,799,738
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,473,856
		68,391,699
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 1,300,000	$ 1,410,929
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,070,000
		2,480,929
Wisconsin - 0.5%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,074,610
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,073,270
5.75% 7/1/30	1,000,000	1,107,260
Series 2013 B:
5% 7/1/26	750,000	822,780
5% 7/1/36	1,900,000	2,007,559
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,244,560
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,030,810
Series 2012:
5% 10/1/24	1,400,000	1,619,814
5% 8/15/32	1,000,000	1,078,760
5% 6/1/39	390,000	412,994
		12,472,417
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,874,612
TOTAL MUNICIPAL BONDS (Cost $2,173,232,581)		2,330,725,398
Municipal Notes - 0.2%
	Principal Amount	Value
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $3,890,927)	$ 3,600,000	$ 3,996,000
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $2,177,123,508)		2,334,721,398
NET OTHER ASSETS (LIABILITIES) - 5.4%		133,693,655
NET ASSETS - 100%		$ 2,468,415,053
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.1%
Health Care	19.0%
Transportation	10.4%
Water & Sewer	10.2%
Electric Utilities	7.6%
Special Tax	6.1%
Others* (Individually Less Than 5%)	14.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,177,123,508)		$ 2,334,721,398
Cash		113,313,225
Receivable for investments sold		420,628
Receivable for fund shares sold		1,635,766
Dividends receivable		198
Interest receivable		25,379,869
Receivable from investment adviser for expense reductions		415,262
Other receivables		10,856
Total assets		2,475,897,202

Liabilities
Payable for investments purchased
Regular delivery	$ 140,690
Delayed delivery	1,132,970
Payable for fund shares redeemed	1,118,257
Distributions payable	3,769,669
Accrued management fee	736,898
Transfer agent fee payable.	443,865
Other affiliated payables	107,339
Other payables and accrued expenses	32,461
Total liabilities		7,482,149

Net Assets		$ 2,468,415,053
Net Assets consist of:
Paid in capital		$ 2,317,313,505
Undistributed net investment income		253,021
Accumulated undistributed net realized gain (loss) on investments		(6,749,363)
Net unrealized appreciation (depreciation) on investments		157,597,890
Net Assets, for 214,529,578 shares outstanding		$ 2,468,415,053
Net Asset Value, offering price and redemption price per share ($2,468,415,053 ÷ 214,529,578 shares)		$ 11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Interest		$ 47,053,256

Expenses
Management fee	$ 4,261,905
Transfer agent fees	870,122
Accounting fees and expenses	209,701
Custodian fees and expenses	16,387
Independent trustees' compensation	4,443
Registration fees	45,116
Audit	23,325
Legal	3,034
Miscellaneous	12,106
Total expenses before reductions	5,446,139
Expense reductions	(2,530,695)	2,915,444
Net investment income (loss)		44,137,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,226,939
Change in net unrealized appreciation (depreciation) on investment securities		65,144,289
Net gain (loss)		67,371,228
Net increase (decrease) in net assets resulting from operations		$ 111,509,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,137,812	$ 90,230,759
Net realized gain (loss)	2,226,939	3,617,558
Change in net unrealized appreciation (depreciation)	65,144,289	(127,185,919)
Net increase (decrease) in net assets resulting from operations	111,509,040	(33,337,602)
Distributions to shareholders from net investment income	(44,394,804)	(90,009,300)
Distributions to shareholders from net realized gain	(202,805)	-
Total distributions	(44,597,609)	(90,009,300)
Share transactions Proceeds from sales of shares	296,974,521	1,281,890,321
Reinvestment of distributions	22,010,276	47,915,444
Cost of shares redeemed	(177,423,177)	(1,442,037,412)
Net increase (decrease) in net assets resulting from share transactions	141,561,620	(112,231,647)
Redemption fees	15,323	49,250
Total increase (decrease) in net assets	208,488,374	(235,529,299)

Net Assets
Beginning of period	2,259,926,679	2,495,455,978
End of period (including undistributed net investment income of $253,021 and undistributed net investment income of $510,013, respectively)	$ 2,468,415,053	$ 2,259,926,679
Other Information Shares
Sold	26,073,945	114,509,357
Issued in reinvestment of distributions	1,927,747	4,253,184
Redeemed	(15,608,453)	(129,425,682)
Net increase (decrease)	12,393,239	(10,663,141)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 11.73	$ 11.45	$ 10.42	$ 10.76	$ 10.20
Income from Investment Operations
Net investment income (loss) D	.213	.425	.411	.436	.445	.444
Net realized and unrealized gain (loss)	.332	(.551)	.276	1.033	(.340)	.558
Total from investment operations	.545	(.126)	.687	1.469	.105	1.002
Distributions from net investment income	(.214)	(.424)	(.407)	(.439)	(.445)	(.444)
Distributions from net realized gain	(.001)	-	- F	-	-	-
Total distributions	(.215)	(.424)	(.407)	(.439)	(.445)	(.444)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.002
Net asset value, end of period	$ 11.51	$ 11.18	$ 11.73	$ 11.45	$ 10.42	$ 10.76
Total ReturnB, C	4.91%	(1.03)%	6.09%	14.40%	.89%	10.02%
Ratios to Average Net Assets E
Expenses before reductions	.47%A	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.24%	.25%
Net investment income (loss)	3.77%A	3.77%	3.54%	4.01%	4.09%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,468,415	$ 2,259,927	$ 2,495,456	$ 2,234,040	$ 1,730,801	$ 1,825,702
Portfolio turnover rate	5%A	14%	5%	8%	18%	14%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. FAmount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,781,167
Gross unrealized depreciation	(7,389,152)
Net unrealized appreciation (depreciation) on securities	$ 157,392,015

Tax cost	$ 2,177,329,383

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (4,899,820)
2018	(3,066,004)
Total capital loss carryforward	$ (7,965,824)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $123,197,780 and $54,749,635, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,933 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,516,587.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,108.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFB-USAN-0914
1.789295.111

Fidelity®

Series 1000 Value Index

Fund

Fidelity Series 1000 Value Index
Fund

Class F

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series 1000 Value Index Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Series 1000 Value Index	.10%
Actual		$ 1,000.00	$ 1,103.30	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Class F	.05%
Actual		$ 1,000.00	$ 1,103.30	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.3	4.5
General Electric Co.	2.5	2.9
Chevron Corp.	2.5	2.4
Wells Fargo & Co.	2.5	2.4
Johnson & Johnson	2.4	2.4
Berkshire Hathaway, Inc. Class B	2.3	2.2
JPMorgan Chase & Co.	2.2	2.3
Procter & Gamble Co.	2.0	2.3
AT&T, Inc.	1.9	2.0
Pfizer, Inc.	1.8	2.3
	24.4
Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	28.9
Energy	13.7	14.4
Health Care	13.1	13.4
Industrials	10.0	10.3
Information Technology	9.2	8.9
Consumer Staples	6.8	5.8
Consumer Discretionary	6.3	6.3
Utilities	5.9	6.1
Materials	3.4	2.9
Telecommunication Services	2.3	2.5

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.4%
Gentex Corp.	10,828	$ 312,929
Johnson Controls, Inc.	87,900	4,152,396
Lear Corp.	2,921	275,071
TRW Automotive Holdings Corp. (a)	19,999	2,045,698
Visteon Corp. (a)	8,743	834,957
		7,621,051
Automobiles - 1.2%
Ford Motor Co.	701,179	11,934,067
General Motors Co.	289,561	9,792,953
		21,727,020
Distributors - 0.0%
Genuine Parts Co.	1,775	147,006
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	17,502	488,831
DeVry, Inc.	11,465	458,256
Graham Holdings Co.	803	550,657
Service Corp. International	8,573	180,033
		1,677,777
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	572	15,421
Carnival Corp. unit	76,714	2,778,581
Choice Hotels International, Inc.	5,856	274,588
Darden Restaurants, Inc. (d)	23,886	1,116,671
Hyatt Hotels Corp. Class A (a)	7,077	416,340
International Game Technology	44,597	755,027
Marriott International, Inc. Class A	5,040	326,138
MGM Mirage, Inc. (a)	61,611	1,653,639
Norwegian Cruise Line Holdings Ltd. (a)	1,177	38,582
Royal Caribbean Cruises Ltd.	29,985	1,788,605
Starwood Hotels & Resorts Worldwide, Inc.	19,101	1,467,721
Wendy's Co.	49,645	404,607
		11,035,920
Household Durables - 0.6%
D.R. Horton, Inc.	47,137	975,736
Garmin Ltd. (d)	23,554	1,296,412
Jarden Corp. (a)	16,167	903,735
Leggett & Platt, Inc.	12,668	415,510
Lennar Corp. Class A	30,164	1,092,842
Mohawk Industries, Inc. (a)	11,087	1,383,325
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	20,334	$ 660,448
PulteGroup, Inc.	68,368	1,206,695
Taylor Morrison Home Corp. (a)	5,861	104,209
Toll Brothers, Inc. (a)	32,084	1,048,826
Whirlpool Corp.	12,745	1,817,947
		10,905,685
Internet & Catalog Retail - 0.1%
HomeAway, Inc. (a)	1,266	43,956
Liberty Interactive Corp. Series A (a)	44,311	1,242,924
		1,286,880
Leisure Products - 0.1%
Hasbro, Inc.	3,280	163,869
Mattel, Inc.	39,080	1,384,409
		1,548,278
Media - 1.9%
CBS Corp. Class B	8,886	504,991
CBS Outdoor Americas, Inc.	20,014	666,266
Clear Channel Outdoor Holding, Inc. Class A	4,088	30,864
Comcast Corp. Class A	39,755	2,136,036
DISH Network Corp. Class A (a)	10,281	635,983
DreamWorks Animation SKG, Inc. Class A (a)	13,502	270,040
Gannett Co., Inc.	40,949	1,339,851
John Wiley & Sons, Inc. Class A	7,963	478,497
Liberty Media Corp. (a)	34,264	1,610,408
Liberty Media Corp. Class A (a)	17,132	806,061
Live Nation Entertainment, Inc. (a)	12,836	297,924
News Corp. Class A (a)	89,801	1,584,988
Regal Entertainment Group Class A (d)	11,138	216,745
Starz - Liberty Capital Series A (a)	2,078	59,244
The Madison Square Garden Co. Class A (a)	11,151	661,700
The Walt Disney Co.	50,657	4,350,423
Thomson Reuters Corp. (d)	64,158	2,423,688
Time Warner, Inc.	159,268	13,222,429
Twenty-First Century Fox, Inc. Class A	90,428	2,864,759
		34,160,897
Multiline Retail - 0.6%
Big Lots, Inc.	7,382	322,963
Dillard's, Inc. Class A	1,489	177,519
Dollar General Corp. (a)	13,376	738,756
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	984	$ 73,554
J.C. Penney Co., Inc. (a)(d)	55,034	516,219
Kohl's Corp.	35,585	1,905,221
Macy's, Inc.	14,894	860,724
Sears Holdings Corp. (a)	1,059	40,401
Target Corp.	102,863	6,129,606
		10,764,963
Specialty Retail - 0.7%
Aarons, Inc. Class A	9,550	251,929
Abercrombie & Fitch Co. Class A (d)	11,248	442,496
Ascena Retail Group, Inc. (a)	23,491	377,265
Bed Bath & Beyond, Inc. (a)(d)	21,255	1,345,229
Best Buy Co., Inc.	36,348	1,080,626
Cabela's, Inc. Class A (a)(d)	7,984	465,946
CarMax, Inc. (a)	12,378	604,170
Chico's FAS, Inc.	15,495	244,976
CST Brands, Inc.	2,007	67,094
Dick's Sporting Goods, Inc.	14,419	613,240
DSW, Inc. Class A	13,563	360,640
Foot Locker, Inc.	22,511	1,069,948
GameStop Corp. Class A (d)	19,615	823,242
L Brands, Inc.	28,219	1,635,855
Murphy U.S.A., Inc. (a)	4,517	223,230
Penske Automotive Group, Inc.	4,278	198,713
Sally Beauty Holdings, Inc. (a)	7,571	196,467
Signet Jewelers Ltd.	4,555	463,653
Staples, Inc.	116,751	1,353,144
Urban Outfitters, Inc. (a)	5,371	191,906
		12,009,769
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	1,842	202,952
Ralph Lauren Corp.	2,644	412,094
		615,046
TOTAL CONSUMER DISCRETIONARY		113,500,292
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.8%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,970	$ 164,022
Molson Coors Brewing Co. Class B	24,542	1,657,321
		1,821,343
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	4,606	541,389
CVS Caremark Corp.	181,134	13,831,392
Rite Aid Corp. (a)	58,296	390,000
Safeway, Inc.	41,582	1,432,916
Sysco Corp.	65,967	2,354,362
Wal-Mart Stores, Inc.	258,324	19,007,480
Walgreen Co.	42,733	2,938,748
Whole Foods Market, Inc.	37,498	1,433,174
		41,929,461
Food Products - 1.5%
Archer Daniels Midland Co.	106,588	4,945,683
Bunge Ltd.	26,580	2,095,567
Campbell Soup Co.	10,509	437,069
ConAgra Foods, Inc.	76,042	2,291,145
Hillshire Brands Co.	7,667	481,258
Ingredion, Inc.	11,436	842,033
Kellogg Co.	4,081	244,166
Mondelez International, Inc.	305,405	10,994,580
Pilgrims Pride Corp. (a)	9,919	277,335
Pinnacle Foods, Inc.	9,826	296,057
The Hain Celestial Group, Inc. (a)	760	64,980
The J.M. Smucker Co.	18,722	1,865,460
Tyson Foods, Inc. Class A	45,494	1,692,832
		26,528,165
Household Products - 2.2%
Clorox Co. (d)	3,970	344,874
Colgate-Palmolive Co.	17,519	1,110,705
Energizer Holdings, Inc.	11,135	1,277,853
Kimberly-Clark Corp.	11,633	1,208,320
Procter & Gamble Co.	460,729	35,623,566
		39,565,318
Personal Products - 0.0%
Avon Products, Inc.	46,438	612,982
Coty, Inc. Class A	2,693	46,077
		659,059
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.	19,368	$ 786,341
Philip Morris International, Inc.	117,289	9,618,871
Reynolds American, Inc.	13,657	762,743
		11,167,955
TOTAL CONSUMER STAPLES		121,671,301
ENERGY - 13.7%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	9,077	437,058
Baker Hughes, Inc.	72,185	4,964,162
Cameron International Corp. (a)	13,309	943,741
Diamond Offshore Drilling, Inc. (d)	12,100	566,159
Frank's International NV (d)	5,386	124,686
Helmerich & Payne, Inc.	5,634	598,669
Nabors Industries Ltd.	48,389	1,314,245
National Oilwell Varco, Inc.	70,883	5,744,358
Oil States International, Inc. (a)	8,476	519,494
Patterson-UTI Energy, Inc.	12,758	438,237
Rowan Companies PLC	22,455	685,327
Seadrill Ltd. (d)	44,833	1,625,645
Seventy Seven Energy, Inc. (a)	5,230	117,309
Superior Energy Services, Inc.	26,352	885,427
Tidewater, Inc.	8,979	424,437
Unit Corp. (a)	8,379	530,810
		19,919,764
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	84,534	9,032,458
Apache Corp.	69,641	7,149,345
Chesapeake Energy Corp.	73,224	1,930,917
Chevron Corp.	343,718	44,422,114
Cimarex Energy Co.	13,813	1,920,283
Cobalt International Energy, Inc. (a)	5,833	93,445
ConocoPhillips Co.	221,670	18,287,775
CONSOL Energy, Inc.	41,511	1,611,457
CVR Energy, Inc.	1,660	78,153
Denbury Resources, Inc.	63,499	1,076,308
Devon Energy Corp.	73,649	5,560,500
Energen Corp.	13,141	1,072,700
EP Energy Corp. (d)	5,966	119,320
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	2,575	$ 241,587
Exxon Mobil Corp.	775,377	76,715,792
Golar LNG Ltd.	7,913	487,520
Gulfport Energy Corp. (a)	2,946	157,346
Hess Corp.	50,173	4,966,124
HollyFrontier Corp.	29,308	1,377,769
Kinder Morgan Holding Co. LLC	85,868	3,089,531
Laredo Petroleum Holdings, Inc. (a)(d)	1,696	46,029
Marathon Oil Corp.	122,070	4,730,213
Marathon Petroleum Corp.	11,577	966,448
Murphy Oil Corp.	32,400	2,013,012
Newfield Exploration Co. (a)	24,617	992,065
Noble Energy, Inc.	18,693	1,242,898
Occidental Petroleum Corp.	141,848	13,859,968
ONEOK, Inc.	17,640	1,136,545
PBF Energy, Inc. Class A	8,559	231,949
Peabody Energy Corp.	48,988	743,148
Phillips 66 Co.	60,279	4,889,230
QEP Resources, Inc.	28,384	938,091
Rice Energy, Inc.	626	16,464
SandRidge Energy, Inc. (a)(d)	89,261	531,996
Spectra Energy Corp.	121,096	4,955,248
Teekay Corp.	4,445	247,409
Tesoro Corp.	13,310	819,097
Ultra Petroleum Corp. (a)(d)	19,383	444,258
Valero Energy Corp.	73,322	3,724,758
Whiting Petroleum Corp. (a)	19,267	1,704,937
World Fuel Services Corp.	10,124	434,826
WPX Energy, Inc. (a)	36,499	750,784
		224,809,817
TOTAL ENERGY		244,729,581
FINANCIALS - 28.3%
Banks - 10.9%
Associated Banc-Corp.	28,790	515,917
Bank of America Corp.	1,898,669	28,954,702
Bank of Hawaii Corp.	8,022	458,698
BankUnited, Inc.	18,353	573,348
BB&T Corp.	129,710	4,801,864
BOK Financial Corp.	4,913	325,437
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.	34,927	$ 1,715,265
Citigroup, Inc.	548,491	26,826,695
City National Corp.	8,594	646,699
Comerica, Inc.	32,802	1,648,629
Commerce Bancshares, Inc.	14,689	661,886
Cullen/Frost Bankers, Inc.	9,552	744,769
East West Bancorp, Inc.	25,899	882,120
Fifth Third Bancorp	153,566	3,145,032
First Horizon National Corp.	42,717	503,206
First Niagara Financial Group, Inc.	64,181	551,957
First Republic Bank	24,847	1,160,852
Fulton Financial Corp.	34,120	386,921
Huntington Bancshares, Inc.	149,459	1,467,687
JPMorgan Chase & Co.	683,354	39,409,025
KeyCorp	159,486	2,159,440
M&T Bank Corp.	23,741	2,884,532
PacWest Bancorp	18,401	766,770
PNC Financial Services Group, Inc.	96,440	7,962,086
Popular, Inc. (a)	18,683	595,988
Regions Financial Corp.	248,988	2,524,738
Signature Bank (a)	627	71,723
SunTrust Banks, Inc.	96,208	3,660,714
SVB Financial Group (a)	8,312	906,174
Synovus Financial Corp.	25,094	590,964
TCF Financial Corp.	30,086	475,660
U.S. Bancorp	310,163	13,036,151
Wells Fargo & Co.	862,269	43,889,492
Zions Bancorporation (d)	33,384	962,127
		195,867,268
Capital Markets - 3.2%
Ameriprise Financial, Inc.	22,285	2,665,286
Bank of New York Mellon Corp.	205,902	8,038,414
BlackRock, Inc. Class A	14,226	4,335,089
Charles Schwab Corp.	169,482	4,703,126
E*TRADE Financial Corp. (a)	52,096	1,095,058
Federated Investors, Inc. Class B (non-vtg.)	4,472	126,200
Franklin Resources, Inc.	13,109	709,852
Goldman Sachs Group, Inc.	80,740	13,957,524
Invesco Ltd.	66,170	2,489,977
Legg Mason, Inc.	11,397	540,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	276,935	$ 8,956,078
Northern Trust Corp.	42,698	2,856,069
NorthStar Asset Management Group, Inc. (a)	26,052	466,591
Raymond James Financial, Inc.	22,545	1,148,668
SEI Investments Co.	1,511	54,124
State Street Corp.	77,715	5,474,245
TD Ameritrade Holding Corp.	6,067	194,872
		57,811,961
Consumer Finance - 0.9%
Ally Financial, Inc. (a)	5,125	117,670
Capital One Financial Corp.	103,202	8,208,687
Discover Financial Services	84,189	5,140,580
Navient Corp.	76,328	1,312,842
Santander Consumer U.S.A. Holdings, Inc.	14,739	282,547
SLM Corp.	50,382	446,385
		15,508,711
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	330,457	41,449,222
CME Group, Inc.	57,564	4,256,282
Interactive Brokers Group, Inc.	9,738	224,120
IntercontinentalExchange Group, Inc.	11,976	2,302,027
Leucadia National Corp.	55,633	1,374,691
MSCI, Inc. Class A (a)	11,737	531,099
The NASDAQ OMX Group, Inc.	21,094	889,956
Voya Financial, Inc.	25,967	963,376
		51,990,773
Insurance - 5.5%
ACE Ltd.	60,974	6,103,497
AFLAC, Inc.	81,999	4,898,620
Alleghany Corp. (a)	2,973	1,230,376
Allied World Assurance Co. Holdings Ltd.	17,795	640,798
Allstate Corp.	78,360	4,580,142
American Financial Group, Inc.	10,928	611,859
American International Group, Inc.	261,202	13,577,280
American National Insurance Co.	1,317	143,553
Aon PLC	12,428	1,048,426
Arch Capital Group Ltd. (a)	24,213	1,294,185
Arthur J. Gallagher & Co.	1,560	70,200
Aspen Insurance Holdings Ltd.	11,814	472,678
Assurant, Inc.	12,936	819,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd.	32,433	$ 723,905
Axis Capital Holdings Ltd.	19,458	839,613
Brown & Brown, Inc.	20,520	631,606
Cincinnati Financial Corp.	29,524	1,358,694
CNA Financial Corp.	4,785	178,815
Endurance Specialty Holdings Ltd. (d)	8,065	426,558
Everest Re Group Ltd.	8,325	1,297,951
FNF Group	50,006	1,355,663
FNFV Group	16,666	272,656
Genworth Financial, Inc. Class A (a)	89,607	1,173,852
Hanover Insurance Group, Inc.	7,955	459,879
Hartford Financial Services Group, Inc.	81,195	2,773,621
HCC Insurance Holdings, Inc.	18,038	842,014
Lincoln National Corp.	47,621	2,494,864
Loews Corp.	58,801	2,477,286
Markel Corp. (a)	2,522	1,594,181
Marsh & McLennan Companies, Inc.	32,350	1,642,410
MBIA, Inc. (a)	25,565	244,913
Mercury General Corp.	4,871	239,751
MetLife, Inc.	168,935	8,885,981
Old Republic International Corp.	47,043	676,949
PartnerRe Ltd.	9,121	951,868
Principal Financial Group, Inc.	53,125	2,639,250
ProAssurance Corp.	10,720	467,714
Progressive Corp.	106,890	2,505,502
Protective Life Corp.	14,236	987,694
Prudential Financial, Inc.	83,060	7,223,728
Reinsurance Group of America, Inc.	9,005	722,741
RenaissanceRe Holdings Ltd. (d)	7,321	716,067
StanCorp Financial Group, Inc.	7,897	476,505
The Chubb Corp.	44,144	3,827,726
The Travelers Companies, Inc.	62,738	5,618,815
Torchmark Corp.	23,782	1,254,263
Unum Group	46,477	1,595,555
Validus Holdings Ltd.	16,392	598,800
W.R. Berkley Corp.	18,119	808,289
White Mountains Insurance Group Ltd.	1,115	674,475
XL Group PLC Class A	49,021	1,580,437
		98,731,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 4.6%
Alexandria Real Estate Equities, Inc.	12,937	$ 1,016,848
American Campus Communities, Inc.	18,942	737,223
American Capital Agency Corp.	63,698	1,472,698
American Homes 4 Rent Class A	25,223	459,563
American Realty Capital Properties, Inc.	163,944	2,149,306
Annaly Capital Management, Inc.	171,078	1,898,966
Apartment Investment & Management Co. Class A	11,449	391,327
AvalonBay Communities, Inc.	23,402	3,465,368
BioMed Realty Trust, Inc.	34,758	747,297
Boston Properties, Inc.	24,317	2,904,666
Brandywine Realty Trust (SBI)	28,354	440,905
Brixmor Property Group, Inc.	8,680	196,602
Camden Property Trust (SBI)	15,449	1,117,890
CBL & Associates Properties, Inc.	30,080	562,496
Chimera Investment Corp.	185,528	588,124
Columbia Property Trust, Inc.	19,179	489,256
CommonWealth REIT	21,384	574,374
Corporate Office Properties Trust (SBI)	15,818	448,757
Corrections Corp. of America	21,011	676,974
DDR Corp.	54,418	954,492
Digital Realty Trust, Inc. (d)	24,437	1,573,498
Douglas Emmett, Inc.	25,942	739,088
Duke Realty LP	59,491	1,070,243
Equity Lifestyle Properties, Inc.	4,152	183,892
Equity Residential (SBI)	65,217	4,216,279
Essex Property Trust, Inc.	11,287	2,139,677
Federal Realty Investment Trust (SBI)	4,081	498,290
Gaming & Leisure Properties (d)	12,685	427,104
General Growth Properties, Inc.	102,372	2,392,434
HCP, Inc.	82,731	3,435,818
Health Care REIT, Inc.	26,013	1,655,207
Healthcare Trust of America, Inc.	37,705	449,067
Home Properties, Inc.	10,315	678,624
Hospitality Properties Trust (SBI)	27,037	772,447
Host Hotels & Resorts, Inc.	136,670	2,971,206
Kilroy Realty Corp.	14,845	918,015
Kimco Realty Corp.	74,117	1,658,738
Liberty Property Trust (SBI)	26,666	937,843
MFA Financial, Inc.	66,249	539,267
Mid-America Apartment Communities, Inc.	13,543	946,927
National Retail Properties, Inc.	22,243	791,184
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	26,052	$ 419,437
Omega Healthcare Investors, Inc.	15,293	558,806
Piedmont Office Realty Trust, Inc. Class A (d)	27,855	541,780
Plum Creek Timber Co., Inc.	16,564	685,253
Post Properties, Inc.	9,811	531,756
Prologis, Inc.	90,222	3,681,960
Public Storage	1,997	342,705
Rayonier, Inc.	20,117	685,185
Realty Income Corp.	39,983	1,721,268
Regency Centers Corp.	16,673	906,344
Retail Properties America, Inc.	42,713	642,831
Senior Housing Properties Trust (SBI)	36,783	840,859
Simon Property Group, Inc.	14,247	2,396,203
SL Green Realty Corp.	17,232	1,857,610
Spirit Realty Capital, Inc.	71,998	833,017
Starwood Property Trust, Inc.	39,973	943,363
Tanger Factory Outlet Centers, Inc.	6,157	213,340
Taubman Centers, Inc.	754	55,464
The Macerich Co.	25,403	1,651,449
Two Harbors Investment Corp.	66,094	676,142
UDR, Inc.	45,397	1,320,145
Ventas, Inc.	28,007	1,778,445
Vornado Realty Trust	26,225	2,780,375
Washington Prime Group, Inc. (a)	28,046	529,789
Weingarten Realty Investors (SBI)	22,057	725,896
Weyerhaeuser Co.	85,942	2,691,703
WP Carey, Inc.	17,938	1,179,065
		81,478,170
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	29,693	569,215
Howard Hughes Corp. (a)	3,750	545,325
Jones Lang LaSalle, Inc.	5,898	729,583
Realogy Holdings Corp. (a)	14,959	549,893
		2,394,016
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	95,468	930,813
Nationstar Mortgage Holdings, Inc. (a)	289	8,817
New York Community Bancorp, Inc.	79,925	1,269,209
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	56,002	$ 813,149
TFS Financial Corp. (a)	13,624	183,652
		3,205,640
TOTAL FINANCIALS		506,988,369
HEALTH CARE - 13.1%
Biotechnology - 0.1%
Alkermes PLC (a)	3,757	160,649
Alnylam Pharmaceuticals, Inc. (a)	1,823	98,533
Amgen, Inc.	7,108	905,488
Cubist Pharmaceuticals, Inc.	707	43,056
Myriad Genetics, Inc. (a)(d)	1,662	59,998
		1,267,724
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	271,185	11,422,312
Alere, Inc. (a)	14,890	595,600
Boston Scientific Corp. (a)	216,130	2,762,141
CareFusion Corp. (a)	37,431	1,639,103
Covidien PLC	81,409	7,042,693
DENTSPLY International, Inc.	17,639	818,802
Hill-Rom Holdings, Inc.	9,640	379,816
Hologic, Inc. (a)	29,327	764,555
Intuitive Surgical, Inc. (a)	513	234,723
Medtronic, Inc.	180,376	11,136,414
Sirona Dental Systems, Inc. (a)	3,997	320,559
St. Jude Medical, Inc.	18,269	1,190,956
Stryker Corp.	24,522	1,956,120
Teleflex, Inc.	7,469	804,710
The Cooper Companies, Inc.	2,238	360,049
Zimmer Holdings, Inc.	28,028	2,804,762
		44,233,315
Health Care Providers & Services - 2.8%
Aetna, Inc.	45,301	3,512,187
Cardinal Health, Inc.	56,450	4,044,643
Cigna Corp.	44,723	4,026,859
Community Health Systems, Inc. (a)	20,812	992,732
DaVita HealthCare Partners, Inc. (a)	20,956	1,476,141
Express Scripts Holding Co. (a)	18,716	1,303,569
HCA Holdings, Inc. (a)	53,341	3,483,701
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	14,481	$ 596,472
Humana, Inc.	27,947	3,287,965
Laboratory Corp. of America Holdings (a)	9,248	958,925
LifePoint Hospitals, Inc. (a)	8,031	575,983
MEDNAX, Inc. (a)	6,242	369,402
Omnicare, Inc.	17,880	1,117,500
Patterson Companies, Inc.	14,131	551,250
Quest Diagnostics, Inc. (d)	26,088	1,593,977
UnitedHealth Group, Inc.	176,920	14,339,366
Universal Health Services, Inc. Class B	12,498	1,332,287
VCA Antech, Inc. (a)	15,944	594,552
WellPoint, Inc.	50,497	5,545,076
		49,702,587
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	20,319	323,478
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	51,532	2,890,430
Bio-Rad Laboratories, Inc. Class A (a)	3,747	430,868
Charles River Laboratories International, Inc. (a)	4,602	249,474
Covance, Inc. (a)	985	82,661
PerkinElmer, Inc.	16,579	766,281
QIAGEN NV (a)(d)	42,158	1,029,920
Quintiles Transnational Holdings, Inc. (a)	5,400	296,622
Techne Corp.	3,433	320,368
Thermo Fisher Scientific, Inc.	43,002	5,224,743
		11,291,367
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	192,395	9,739,035
Eli Lilly & Co.	177,634	10,846,332
Hospira, Inc. (a)	30,179	1,674,029
Johnson & Johnson	430,615	43,100,255
Mallinckrodt PLC (a)	5,643	392,866
Merck & Co., Inc.	453,782	25,747,591
Perrigo Co. PLC	18,699	2,813,265
Pfizer, Inc.	1,151,718	33,054,307
		127,367,680
TOTAL HEALTH CARE		234,186,151
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	5,752	$ 747,357
Exelis, Inc.	34,227	576,383
General Dynamics Corp.	55,226	6,448,740
Huntington Ingalls Industries, Inc.	1,374	124,924
L-3 Communications Holdings, Inc.	15,570	1,634,227
Northrop Grumman Corp.	38,663	4,765,988
Raytheon Co.	56,488	5,127,416
Rockwell Collins, Inc.	2,887	211,530
Spirit AeroSystems Holdings, Inc. Class A (a)	1,501	48,888
Textron, Inc.	50,400	1,833,048
Triumph Group, Inc.	7,204	456,373
United Technologies Corp.	146,983	15,455,262
		37,430,136
Air Freight & Logistics - 0.3%
FedEx Corp.	30,414	4,467,208
Airlines - 0.3%
Alaska Air Group, Inc.	2,134	93,832
Copa Holdings SA Class A	1,295	196,672
Delta Air Lines, Inc.	145,138	5,436,869
Southwest Airlines Co.	13,741	388,595
		6,115,968
Building Products - 0.1%
A.O. Smith Corp.	7,477	349,176
Fortune Brands Home & Security, Inc.	17,450	659,436
Owens Corning	21,261	723,937
		1,732,549
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	31,461	1,094,843
Cintas Corp.	3,633	227,426
Clean Harbors, Inc. (a)(d)	2,896	166,896
Covanta Holding Corp. (d)	11,537	235,586
Iron Mountain, Inc.	3,373	113,029
KAR Auction Services, Inc.	15,095	442,434
Pitney Bowes, Inc.	19,867	537,601
R.R. Donnelley & Sons Co.	32,471	563,697
Republic Services, Inc.	47,950	1,818,744
Tyco International Ltd.	8,995	388,134
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Connections, Inc.	8,795	$ 416,355
Waste Management, Inc.	75,370	3,383,359
		9,388,104
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	17,920	608,384
Fluor Corp.	11,178	814,541
Jacobs Engineering Group, Inc. (a)	23,881	1,213,394
KBR, Inc.	26,576	549,060
Quanta Services, Inc. (a)	29,214	978,377
URS Corp.	12,452	713,126
		4,876,882
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	19,913	618,100
Eaton Corp. PLC	86,071	5,845,942
Emerson Electric Co.	32,056	2,040,364
Hubbell, Inc. Class B	8,965	1,048,367
Regal-Beloit Corp.	8,148	572,723
		10,125,496
Industrial Conglomerates - 3.0%
Carlisle Companies, Inc.	11,571	925,911
Danaher Corp.	83,922	6,200,157
General Electric Co.	1,810,577	45,536,012
Roper Industries, Inc.	9,855	1,419,810
		54,081,890
Machinery - 1.8%
AGCO Corp.	16,959	826,073
Caterpillar, Inc.	88,815	8,948,111
Crane Co.	5,584	383,118
Deere & Co.	51,234	4,360,526
Donaldson Co., Inc.	2,246	87,122
Dover Corp.	7,876	675,446
IDEX Corp.	1,121	84,994
Ingersoll-Rand PLC	44,667	2,625,973
ITT Corp.	12,832	589,887
Joy Global, Inc. (d)	18,080	1,071,421
Kennametal, Inc.	14,185	599,742
Lincoln Electric Holdings, Inc.	9,570	635,831
Navistar International Corp. (a)(d)	8,288	291,489
Oshkosh Truck Corp.	15,336	708,830
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	5,379	$ 334,950
Parker Hannifin Corp.	12,558	1,443,542
Pentair PLC	32,540	2,084,838
Snap-On, Inc.	9,043	1,086,969
SPX Corp.	7,911	784,217
Stanley Black & Decker, Inc.	25,022	2,188,174
Terex Corp.	19,915	687,267
Timken Co.	13,760	609,568
Trinity Industries, Inc.	6,545	285,624
Valmont Industries, Inc. (d)	4,538	660,869
Xylem, Inc.	9,125	322,021
		32,376,602
Professional Services - 0.2%
Dun & Bradstreet Corp.	4,298	472,909
Equifax, Inc.	10,245	779,542
Manpower, Inc.	14,376	1,119,747
Nielsen Holdings B.V.	12,873	593,574
Towers Watson & Co.	11,726	1,196,287
		4,162,059
Road & Rail - 0.7%
AMERCO	576	151,580
Con-way, Inc.	10,301	508,354
CSX Corp.	181,344	5,425,812
Genesee & Wyoming, Inc. Class A (a)	5,069	505,531
Kansas City Southern	4,542	495,351
Norfolk Southern Corp.	44,056	4,478,733
Ryder System, Inc.	9,603	827,106
		12,392,467
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	17,224	593,367
GATX Corp.	8,314	515,468
MRC Global, Inc. (a)	10,069	270,151
Now, Inc. (d)	17,721	570,439
Veritiv Corp. (a)(d)	1,263	50,419
WESCO International, Inc. (a)(d)	8,024	629,804
		2,629,648
TOTAL INDUSTRIALS		179,779,009
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc.	78,580	$ 723,722
Cisco Systems, Inc.	924,934	23,336,085
EchoStar Holding Corp. Class A (a)	5,873	297,761
Harris Corp.	15,287	1,043,643
JDS Uniphase Corp. (a)	41,759	495,679
Juniper Networks, Inc.	66,978	1,576,662
Motorola Solutions, Inc.	31,417	2,000,635
		29,474,187
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	17,990	1,042,521
Avnet, Inc.	19,916	843,044
AVX Corp.	8,408	114,349
Corning, Inc.	181,443	3,565,355
Dolby Laboratories, Inc. Class A (a)(d)	8,632	385,332
FLIR Systems, Inc.	7,671	255,291
Ingram Micro, Inc. Class A (a)	28,021	804,203
Jabil Circuit, Inc.	36,702	732,572
Knowles Corp. (a)	15,353	446,465
Tech Data Corp. (a)	6,893	432,811
Vishay Intertechnology, Inc.	24,433	359,898
		8,981,841
Internet Software & Services - 0.4%
AOL, Inc. (a)	14,433	556,392
IAC/InterActiveCorp	7,904	531,149
Yahoo!, Inc. (a)	181,786	6,509,757
		7,597,298
IT Services - 0.6%
Amdocs Ltd.	28,886	1,309,691
Booz Allen Hamilton Holding Corp. Class A	886	19,705
Computer Sciences Corp.	24,562	1,532,423
CoreLogic, Inc. (a)	16,582	451,030
DST Systems, Inc.	1,021	91,961
Fidelity National Information Services, Inc.	45,520	2,567,328
Genpact Ltd. (a)	25,698	452,285
Leidos Holdings, Inc.	11,594	428,282
Paychex, Inc.	6,406	262,710
Teradata Corp. (a)	6,008	253,297
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	6,871	$ 219,872
Xerox Corp.	210,767	2,794,770
		10,383,354
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	35,407	1,158,517
Analog Devices, Inc.	30,856	1,531,383
Applied Materials, Inc.	72,977	1,529,598
Broadcom Corp. Class A	96,580	3,695,151
Cree, Inc. (a)(d)	9,951	469,986
First Solar, Inc. (a)(d)	13,230	834,945
Freescale Semiconductor, Inc. (a)(d)	1,481	29,650
Intel Corp.	822,411	27,871,509
KLA-Tencor Corp.	2,635	188,376
Lam Research Corp.	21,487	1,504,090
Marvell Technology Group Ltd.	73,278	977,529
Maxim Integrated Products, Inc.	4,186	122,692
Micron Technology, Inc. (a)	23,771	726,204
NVIDIA Corp.	84,222	1,473,885
ON Semiconductor Corp. (a)	38,776	331,923
SunEdison, Inc. (a)	32,882	657,640
SunPower Corp. (a)	7,512	275,916
Teradyne, Inc.	31,216	568,756
		43,947,750
Software - 1.9%
Activision Blizzard, Inc.	30,412	680,621
ANSYS, Inc. (a)	12,866	989,910
Autodesk, Inc. (a)	8,666	462,331
CA Technologies, Inc.	57,760	1,668,109
Citrix Systems, Inc. (a)	2,811	190,389
Electronic Arts, Inc. (a)	13,289	446,510
FireEye, Inc. (d)	2,925	103,838
Informatica Corp. (a)	1,982	62,869
MICROS Systems, Inc. (a)	3,512	237,517
Microsoft Corp.	526,489	22,723,265
Nuance Communications, Inc. (a)	47,372	861,223
Rovi Corp. (a)	17,104	399,720
Symantec Corp.	124,890	2,954,897
Synopsys, Inc. (a)	27,938	1,055,218
Zynga, Inc. (a)	130,439	380,882
		33,217,299
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	333,057	$ 9,758,570
Hewlett-Packard Co.	342,176	12,184,887
Lexmark International, Inc. Class A	11,173	536,639
NCR Corp. (a)	27,405	848,185
NetApp, Inc.	38,221	1,484,504
SanDisk Corp.	21,443	1,966,538
Stratasys Ltd. (a)(d)	3,852	387,280
Western Digital Corp.	40,193	4,012,467
		31,179,070
TOTAL INFORMATION TECHNOLOGY		164,780,799
MATERIALS - 3.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	38,328	5,057,380
Albemarle Corp.	8,517	522,433
Ashland, Inc.	14,071	1,472,530
Cabot Corp.	10,887	570,370
Celanese Corp. Class A	25,733	1,497,918
CF Industries Holdings, Inc.	9,402	2,353,697
Cytec Industries, Inc.	5,697	574,542
E.I. du Pont de Nemours & Co.	9,285	597,118
Eastman Chemical Co.	2,441	192,302
Huntsman Corp.	10,851	282,669
Rayonier Advanced Materials, Inc.	6,705	217,644
Rockwood Holdings, Inc.	12,262	967,962
RPM International, Inc.	1,756	77,580
Sigma Aldrich Corp.	11,587	1,163,567
The Dow Chemical Co.	182,616	9,326,199
The Mosaic Co.	60,420	2,785,966
W.R. Grace & Co. (a)	1,901	172,991
Westlake Chemical Corp.	1,091	95,342
		27,928,210
Construction Materials - 0.1%
Vulcan Materials Co.	23,617	1,490,941
Containers & Packaging - 0.3%
Aptargroup, Inc.	9,135	558,149
Avery Dennison Corp.	11,225	529,932
Bemis Co., Inc.	18,210	710,372
Greif, Inc. Class A	5,733	287,682
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
MeadWestvaco Corp.	30,309	$ 1,266,916
Owens-Illinois, Inc. (a)	11,892	370,911
Rock-Tenn Co. Class A	12,959	1,288,513
Sonoco Products Co.	18,426	721,194
		5,733,669
Metals & Mining - 1.2%
Alcoa, Inc.	211,663	3,469,157
Allegheny Technologies, Inc.	19,604	738,091
Carpenter Technology Corp.	9,001	487,314
Cliffs Natural Resources, Inc. (d)	27,658	482,632
Freeport-McMoRan Copper & Gold, Inc.	187,546	6,980,462
Newmont Mining Corp.	90,013	2,242,224
Nucor Corp.	57,501	2,887,700
Reliance Steel & Aluminum Co.	14,032	957,684
Royal Gold, Inc.	11,636	879,333
Steel Dynamics, Inc.	40,332	855,442
Tahoe Resources, Inc. (a)	12,772	337,819
TimkenSteel Corp. (a)	6,880	299,349
United States Steel Corp.	26,127	874,993
		21,492,200
Paper & Forest Products - 0.2%
Domtar Corp.	11,577	415,846
International Paper Co.	66,092	3,139,370
		3,555,216
TOTAL MATERIALS		60,200,236
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	937,179	33,354,201
CenturyLink, Inc.	97,105	3,810,400
Frontier Communications Corp. (d)	180,968	1,185,340
Level 3 Communications, Inc. (a)	2,081	91,522
Windstream Holdings, Inc. (d)	6,964	79,807
		38,521,270
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	131,527	966,723
T-Mobile U.S., Inc. (a)	47,942	1,579,209
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	15,542	$ 388,550
U.S. Cellular Corp. (a)	2,384	93,191
		3,027,673
TOTAL TELECOMMUNICATION SERVICES		41,548,943
UTILITIES - 5.9%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	88,126	4,581,671
Duke Energy Corp.	127,696	9,210,712
Edison International	58,827	3,223,720
Entergy Corp.	32,389	2,358,891
Exelon Corp.	155,048	4,818,892
FirstEnergy Corp.	75,817	2,366,249
Great Plains Energy, Inc.	27,812	689,459
Hawaiian Electric Industries, Inc. (d)	18,322	432,766
ITC Holdings Corp.	1,594	57,543
NextEra Energy, Inc.	78,744	7,393,274
Northeast Utilities	57,053	2,504,627
OGE Energy Corp.	35,956	1,292,618
Pepco Holdings, Inc.	45,324	1,216,949
Pinnacle West Capital Corp.	19,926	1,065,842
PPL Corp.	114,065	3,763,004
Southern Co.	160,963	6,968,088
Westar Energy, Inc. (d)	23,273	838,759
Xcel Energy, Inc.	90,634	2,791,527
		55,574,591
Gas Utilities - 0.3%
AGL Resources, Inc.	21,533	1,111,964
Atmos Energy Corp.	18,089	874,060
National Fuel Gas Co.	15,168	1,045,227
Questar Corp.	31,624	703,318
UGI Corp.	20,778	1,008,564
		4,743,133
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	65,589	1,445,582
NRG Energy, Inc.	60,891	1,885,185
The AES Corp.	130,964	1,913,384
		5,244,151
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.1%
Alliant Energy Corp.	20,030	$ 1,131,695
Ameren Corp.	43,809	1,684,456
CenterPoint Energy, Inc.	77,594	1,887,086
CMS Energy Corp.	48,658	1,407,676
Consolidated Edison, Inc.	52,884	2,966,264
Dominion Resources, Inc.	98,607	6,669,777
DTE Energy Co.	31,962	2,359,435
Integrys Energy Group, Inc.	14,438	946,555
MDU Resources Group, Inc.	34,602	1,090,309
NiSource, Inc.	56,853	2,142,221
PG&E Corp.	83,915	3,748,483
Public Service Enterprise Group, Inc.	91,349	3,212,744
SCANA Corp.	25,565	1,300,747
Sempra Energy	44,313	4,418,449
TECO Energy, Inc.	39,326	686,632
Vectren Corp.	14,890	567,160
Wisconsin Energy Corp.	40,719	1,774,534
		37,994,223
Water Utilities - 0.1%
American Water Works Co., Inc.	32,323	1,544,070
Aqua America, Inc.	31,969	760,223
		2,304,293
TOTAL UTILITIES		105,860,391
TOTAL COMMON STOCKS (Cost $1,666,894,564)		1,773,245,072
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.07% 9/18/14 to 3/5/15 (e) (Cost $1,799,550)	$ 1,800,000	1,799,501
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	14,999,966	$ 14,999,966
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	26,048,725	26,048,725
TOTAL MONEY MARKET FUNDS (Cost $41,048,691)		41,048,691
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,709,742,805)		1,816,093,264
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(25,529,087)
NET ASSETS - 100%		$ 1,790,564,177
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
80 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 7,699,200	$ (48,286)
20 CME S&P 500 Index Contracts (United States)	Sept. 2014	9,624,000	(133,410)
TOTAL EQUITY INDEX CONTRACTS		$ 17,323,200	$ (181,696)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $934,825.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,509
Fidelity Securities Lending Cash Central Fund	85,440
Total	$ 89,949
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,500,292	$ 113,500,292	$ -	$ -
Consumer Staples	121,671,301	121,671,301	-	-
Energy	244,729,581	244,729,581	-	-
Financials	506,988,369	506,988,369	-	-
Health Care	234,186,151	234,186,151	-	-
Industrials	179,779,009	179,779,009	-	-
Information Technology	164,780,799	164,780,799	-	-
Materials	60,200,236	60,200,236	-	-
Telecommunication Services	41,548,943	41,548,943	-	-
Utilities	105,860,391	105,860,391	-	-
U.S. Government and Government Agency Obligations	1,799,501	-	1,799,501	-
Money Market Funds	41,048,691	41,048,691	-	-
Total Investments in Securities:	$ 1,816,093,264	$ 1,814,293,763	$ 1,799,501	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (181,696)	$ (181,696)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (181,696)
Total Value of Derivatives	$ -	$ (181,696)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,086,248) - See accompanying schedule: Unaffiliated issuers (cost $1,668,694,114)	$ 1,775,044,573
Fidelity Central Funds (cost $41,048,691)	41,048,691
Total Investments (cost $1,709,742,805)		$ 1,816,093,264
Receivable for fund shares sold		160,149
Dividends receivable		2,389,982
Distributions receivable from Fidelity Central Funds		13,894
Other affiliated receivables		11,263
Total assets		1,818,668,552

Liabilities
Payable for fund shares redeemed	1,555,686
Accrued management fee	76,247
Payable for daily variation margin for derivative instruments	386,678
Other affiliated payables	37,039
Collateral on securities loaned, at value	26,048,725
Total liabilities		28,104,375

Net Assets		$ 1,790,564,177
Net Assets consist of:
Paid in capital		$ 1,636,598,927
Undistributed net investment income		20,010,085
Accumulated undistributed net realized gain (loss) on investments		27,786,402
Net unrealized appreciation (depreciation) on investments		106,168,763
Net Assets		$ 1,790,564,177

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Series 1000 Value Index: Net Asset Value, offering price and redemption price per share ($870,414,723 ÷ 78,918,132 shares)	$ 11.03

Class F: Net Asset Value, offering price and redemption price per share ($920,149,454 ÷ 83,397,226 shares)	$ 11.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 20,610,654
Interest		273
Income from Fidelity Central Funds		89,949
Total income		20,700,876

Expenses
Management fee	$ 442,897
Transfer agent fees	222,599
Independent trustees' compensation	3,295
Interest	101
Miscellaneous	851
Total expenses before reductions	669,743
Expense reductions	(2)	669,741
Net investment income (loss)		20,031,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,496,034
Futures contracts	797,881
Total net realized gain (loss)		28,293,915
Change in net unrealized appreciation (depreciation) on: Investment securities	122,373,748
Futures contracts	(114,780)
Total change in net unrealized appreciation (depreciation)		122,258,968
Net gain (loss)		150,552,883
Net increase (decrease) in net assets resulting from operations		$ 170,584,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	For the period November 7, 2013 (commencement of operations) to January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,031,135	$ 5,399,899
Net realized gain (loss)	28,293,915	(169,355)
Change in net unrealized appreciation (depreciation)	122,258,968	(16,090,205)
Net increase (decrease) in net assets resulting from operations	170,584,018	(10,859,661)
Distributions to shareholders from net investment income	(1,826,546)	(3,600,461)
Distributions to shareholders from net realized gain	(332,100)	-
Total distributions	(2,158,646)	(3,600,461)
Share transactions - net increase (decrease)	(33,425,948)	1,670,024,875
Total increase (decrease) in net assets	134,999,424	1,655,564,753

Net Assets
Beginning of period	1,655,564,753	-
End of period (including undistributed net investment income of $20,010,085 and undistributed net investment income of $1,805,496, respectively)	$ 1,790,564,177	$ 1,655,564,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series 1000 Value Index

	Six months ended July 31, 2014	Year ended January 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.04
Net realized and unrealized gain (loss)	.91	.01G
Total from investment operations	1.03	.05
Distributions from net investment income	(.01)	(.04)
Distributions from net realized gain	- J	-
Total distributions	(.01)	(.04)
Net asset value, end of period	$ 11.03	$ 10.01
Total ReturnB, C	10.33%	.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10%A	.10%A
Expenses net of fee waivers, if any	.10%A	.10%A
Expenses net of all reductions	.10%A	.10%A
Net investment income (loss)	2.23%A	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 870,415	$ 832,317
Portfolio turnover rateF	25% A	2% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 7, 2013 (commencement of operations) to January 31, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2014	Year ended January 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.04
Net realized and unrealized gain (loss)	.91	.01G
Total from investment operations	1.03	.05
Distributions from net investment income	(.01)	(.04)
Distributions from net realized gain	- J	-
Total distributions	(.01)	(.04)
Net asset value, end of period	$ 11.03	$ 10.01
Total ReturnB, C	10.33%	.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.05%A	.05%A
Expenses net of fee waivers, if any	.05%A	.05%A
Expenses net of all reductions	.05%A	.05%A
Net investment income (loss)	2.29%A	1.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 920,149	$ 823,248
Portfolio turnover rateF	25% A	2% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 7, 2013 (commencement of operations) to January 31, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series 1000 Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series 1000 Value Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 136,669,656
Gross unrealized depreciation	(30,514,888)
Net unrealized appreciation (depreciation) on securities	$ 106,154,768

Tax cost	$ 1,709,938,496

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $797,881 and a change in net unrealized appreciation (depreciation) of $(114,780) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $222,678,239 and $242,124,316, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of ..05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 1000 Value Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 1000 Value Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 1000 Value Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 1000 Value Index	$ 222,599

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,969,000.33%		$ 101

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $851 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $85,440.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014A
From net investment income
Series 1000 Value Index	$ 908,637	$ 1,880,484
Class F	917,909	1,719,977
Total	$ 1,826,546	$ 3,600,461
From net realized gain
Series 1000 Value Index	$ 165,207	$ -
Class F	166,893	-
Total	$ 332,100	$ -

A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014A	Six months ended July 31, 2014	Year ended January 31, 2014A
Series 1000 Value Index
Shares sold	3,620,343	85,900,540B	$ 38,874,092	$ 867,369,365B
Reinvestment of distributions	103,354	184,181	1,073,844	1,880,484
Shares redeemed	(7,930,267)	(2,960,019)	(85,299,486)	(30,332,084)
Net increase (decrease)	(4,206,570)	83,124,702	$ (45,351,550)	$ 838,917,765
Class F
Shares sold	8,477,715	84,579,010B	$ 91,118,904	$ 855,400,909B
Reinvestment of distributions	104,408	168,460	1,084,802	1,719,977
Shares redeemed	(7,395,186)	(2,537,181)	(80,278,104)	(26,013,776)
Net increase (decrease)	1,186,937	82,210,289	$ 11,925,602	$ 831,107,110

A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

B Amount includes in-kind exchanges.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS6-SANN-0914
1.967966.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 22, 2014

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 22, 2014